Income Tax Expense - Summary of Deferred Income Tax (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	$ 51,316,526	$ 49,836,904	$ 42,114,410
Liabilities	(280,607,930)	(342,728,917)	(308,667,135)
Total	(229,291,404)	(292,892,013)	(266,552,725)
Carryforward subsidiary tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	19,283,035		38,421
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	23,533,897	22,003,693	20,696,371
Trade accounts receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	954,472	21,379,619	21,379,618
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	7,545,122	6,453,592
Accounts payable and investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(17,923,933)		(8,280,460)
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities		(60,402,707)	(51,803,977)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(246,016,904)	(279,594,390)	(247,196,754)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	$ (16,667,093)	$ (2,731,820)	$ (1,385,944)